Loan Receivable - Third Party, Net (Details)	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Oct. 15, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Loan Receivable [Line Items]
Expected credit loss provision	$ (132,194)	$ 103,935
Borrower A [Member]
Loan Receivable [Line Items]
Amount to Borrower		$ 2,000,000		$ 2,621,944
Maturing date	Apr. 15, 2025	Apr. 15, 2025
Fixed rate		5.00%
Collection amount	$ 1,300,000
Receivable balance			$ 1,321,944